REVENUES REVENUES (Geographic Information) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of geographical areas [line items]
Revenues	$ 1,044	$ 934	$ 2,057	$ 1,590
BRAZIL
Disclosure of geographical areas [line items]
Revenues	278		583
AUSTRALIA
Disclosure of geographical areas [line items]
Revenues	288		572
UNITED KINGDOM
Disclosure of geographical areas [line items]
Revenues	166		325
CANADA
Disclosure of geographical areas [line items]
Revenues	47		124
UNITED STATES
Disclosure of geographical areas [line items]
Revenues	42		83
CHILE
Disclosure of geographical areas [line items]
Revenues	43		88
COLOMBIA
Disclosure of geographical areas [line items]
Revenues	127		171
Aggregated Individually Immaterial Geographical Areas [Member]
Disclosure of geographical areas [line items]
Revenues	$ 53		$ 111